SCHEDULE OF CHANGES IN WORKING CAPITAL (Details) - CAD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Supplemental Cash Flow Information
(Increase) decrease in accounts receivables	$ (171)	$ 49
(Increase) in prepaid expenses	(31)
Increase (decrease) in trade payables and accrued liabilities	58	183
Total changes in working capital	$ (144)	$ 232